Deposits Due to Customers	6 Months Ended
Jun. 30, 2018
Deposits from customers [Abstract]
Deposits Due To Customers

21.	DEPOSITS DUE TO CUSTOMERS

Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Deposits in local currency:
Deposits on demand	9,337,563	9,349,070
Deposits at termination	198,768,356	194,292,679
Mutual installment	32,292	34,055
Deposits on notes payables	1,705,871	1,323,679
Deposits on CMA	154,782	164,431
Certificate of deposits	4,592,575	4,436,443
Other deposits	1,401,853	1,451,841

Subtotal	215,993,292	211,052,198

Deposits in foreign currency:
Deposits in foreign currencies	21,950,041	23,682,896

Present value discount	(43,167)	(40,010)

Total	237,900,166	234,695,084